Basis of Presentation and General Information (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 27, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 shares
Common Partnership Units Outstanding		18,178,100
General partner units outstanding		348,570
Repayments of debt | $		$ 17,326	$ 31,077
Reverse unit split, description	one for seven reverse unit split
2017 Credit Facility
Repayments of debt | $		$ 17,326
Credit Facility 2015, Credit Facility 2017 and Aristaios Credit Facility
Repayment amount | $	$ 146,517
Before Reverse Split
Common Partnership Units Issued	127,246,692
Common Partnership Units Outstanding	127,246,692
General Partners Capital Account Units Issued	2,439,989
General partner units outstanding	2,439,989
Adjusted for the March 2019 reverse split
Common Partnership Units Issued				18,178,100
Common Partnership Units Outstanding				18,178,100
General Partners Capital Account Units Issued				348,570
General partner units outstanding				348,570
Transaction agreement with DSS Holdings L.P.
Number of vessels disposed	25
Proceeds from business spin off | $	$ 319,651
Transaction agreement with DSS Holdings L.P. | Class B Convertible Preferred Units
Redemption percentage	100.00%
Total redemption price including dividends | $	$ 119,502
Transaction agreement with DSS Holdings L.P. | 2017 Credit Facility
Repayment amount | $	$ 89,298